Leases - Summary of Movement in Right of use Assets and Lease Liabilities (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets		£ 1,734.5	[1]	£ 1,895.1
Additions		268.0		364.6
Transfers To Net Investment In Subleases	[2]			(37.6)
Disposals		(42.4)		(31.6)
Depreciation of right-of-use assets		(331.9)		(317.9)	[1]
Impairment charges included in restructuring costs		(117.0)
Transfer to disposal group classified as held for sale				(138.1)
Other write-downs		(8.1)
Exchange adjustments		1.4
Ending balance, right-of-use assets		1,504.5		1,734.5	[1]
Beginning balance, lease liabilities		2,249.7		2,326.2
Additions		264.0		338.2
Interest expense related to lease liabilities (net)		98.5		102.7
Disposals		(51.1)		(27.7)
Repayment of lease liabilities (including interest)		(398.6)		(341.1)
Transfer to disposal group classified as held for sale				(148.6)
Exchange adjustments		(6.2)
Ending balance, lease liabilities		2,156.3		2,249.7
Land and buildings [member]
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets	[3]	1,706.1		1,862.5
Additions	[3]	233.0		348.1
Transfers To Net Investment In Subleases	[2],[3]			(37.6)
Disposals	[3]	(40.5)		(31.0)
Depreciation of right-of-use assets	[3]	(312.1)		(301.5)
Impairment charges included in restructuring costs	[3]	(117.0)
Transfer to disposal group classified as held for sale	[3]			(134.4)
Other write-downs	[3]	(8.1)
Exchange adjustments	[3]	0.4
Ending balance, right-of-use assets	[3]	1,461.8		1,706.1
Beginning balance, lease liabilities		2,223.4		2,294.4
Additions		226.9		325.9
Interest expense related to lease liabilities (net)		96.8		101.5
Disposals		(49.4)		(27.5)
Repayment of lease liabilities (including interest)		(379.1)		(326.2)
Transfer to disposal group classified as held for sale				(144.7)
Exchange adjustments		(6.8)
Ending balance, lease liabilities		2,111.8		2,223.4
Plant and machinery [member]
Disclosure Of Leases [Line Items]
Beginning balance, right-of-use assets		28.4		32.6
Additions		35.0		16.5
Disposals		(1.9)		(0.6)
Depreciation of right-of-use assets		(19.8)		(16.4)
Transfer to disposal group classified as held for sale				(3.7)
Exchange adjustments		1.0
Ending balance, right-of-use assets		42.7		28.4
Beginning balance, lease liabilities		26.3		31.8
Additions		37.1		12.3
Interest expense related to lease liabilities (net)		1.7		1.2
Disposals		(1.7)		(0.2)
Repayment of lease liabilities (including interest)		(19.5)		(14.9)
Transfer to disposal group classified as held for sale				(3.9)
Exchange adjustments		0.6
Ending balance, lease liabilities		£ 44.5		£ 26.3

[1]	Figures have been restated as described in the accounting policies.
[2]	The sublease of certain office space is classified as a finance lease and relates primarily to Kantar business units that were sold. The Company de-recognised the right-of-use asset (to the extent that it is subject to the sublease) and recognised the net investment in subleases, which is included within trade and other receivables. No other disclosures are deemed necessary as it is not material.
[3]	For the year ended 31 December 2020 and 2019, the Company has £67.9 million and £27.4 million of right-of-use assets that are classified as investment property, respectively.